Accruals and other current liabilities	12 Months Ended
Dec. 31, 2023
Accruals and other current liabilities
Accruals and other current liabilities

9 Accruals and other current liabilities

	As of December 31,
	2022	2023	2023
	S$	S$	US$

Accrued bonus	200,000	-	-
Accrued salaries	116,779	-	-
Other accruals	77,276	459,472	348,270
Amount due to a related party	250,000	-	-
GST payables	10,942	201,509	152,738
Interest payable	33,877	43,031	32,617
Other payables	261,381	82,655	62,650
	950,255	786,667	596,275